Goodwill and intangible assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	€ 7,051	€ 7,027
Impairment charges			€ (200)
Intangible assets and goodwill at end of period	6,930	€ 7,051	7,027
Zyzyx
Changes in intangible assets and goodwill
Proportion of ownership interest in subsidiary		100.00%
Gross carrying amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	16,051	€ 15,369
Translation differences	496	632
Additions	49	15
Acquisitions through business combinations		87
Disposals and retirements	(19)	(52)
Intangible assets and goodwill at end of period	16,577	16,051	15,369
Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(9,000)	(8,342)
Translation differences	(201)	(256)
Disposals and retirements	19	47
Amortization	(465)	(449)
Intangible assets and goodwill at end of period	(9,647)	(9,000)	(8,342)
Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	5,431	5,074
Intangible assets and goodwill at end of period	5,667	5,431	5,074
Goodwill | Gross carrying amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	6,552	6,182
Translation differences	247	307
Acquisitions through business combinations		63
Intangible assets and goodwill at end of period	6,799	6,552	6,182
Goodwill | Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(1,121)	(1,108)
Translation differences	(11)	(13)
Intangible assets and goodwill at end of period	(1,132)	(1,121)	(1,108)
Intangible assets other than goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	1,620	1,953
Intangible assets and goodwill at end of period	1,263	1,620	1,953
Intangible assets other than goodwill | Gross carrying amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	9,499	9,187
Translation differences	249	325
Additions	49	15
Acquisitions through business combinations		24
Disposals and retirements	(19)	(52)
Intangible assets and goodwill at end of period	9,778	9,499	9,187
Intangible assets other than goodwill | Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(7,879)	(7,234)
Translation differences	(190)	(243)
Disposals and retirements	19	47
Amortization	(465)	(449)
Intangible assets and goodwill at end of period	€ (8,515)	€ (7,879)	€ (7,234)